Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Related Party Transactions
5. Related Party Transactions
(a)

During the six months ended June 30, 2020 and 2019, the Company incurred approximately $73,000 and $59,000, respectively, in management and consulting fees with an officer and an entity controlled by him. As of June 30, 2020 and December 31, 2019, the Company owed approximately $103,000 and $190,000, respectively, to directors and officers and a company controlled by a director, which is included in accounts payable and accrued liabilities. The amounts owed are unsecured, non-interest bearing, and due on demand.

(b)

During the six months ended June 30, 2020 and 2019, the Company incurred approximately $11,000 and $53,000, respectively, in purchases of hardware from a vendor controlled by a director of the Company. As of June 30, 2020 and December 31, 2019, the amounts owed to this related-party vendor were approximately $25,000 and $45,000 respectively.

(c)	During the six months ended June 30, 2020, the Company issued 26,828,800 shares of common stock for the conversion of $67,072 of accrued expenses owed to the CEO and VP of Operations.

(a)

During the years ended December 31, 2019 and 2018, the Company incurred approximately $143,000 and $185,000, respectively, in management and consulting fees with an officer and an entity controlled by him. As of December 31, 2019 and 2018, the Company owed approximately $145,000 and $136,0000, respectively, to directors and officers and a company controlled by a director, which is included in accounts payable and accrued liabilities. The amounts owed are unsecured, non-interest bearing, and due on demand.

(b)

During the years ended December 31, 2019 and 2018, the Company incurred approximately $120,000 and $493,000, respectively, in purchases of hardware from a vendor controlled by a director of the Company. As of December 31, 2019 and 2018, the amounts owed to this related-party vendor were approximately $45,000 and $102,000 respectively.